SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 02, 2016	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Summary Of Significant Accounting Policies
Maximum length of time hedged in cash flow hedge		36 months
Length of Fiscal Period		364 days	371 days	364 days
Accounting Changes and Error Corrections
Addition to long-term retirement benefits and other iabilities	$ 24.0
Customer concentration risk | Net sales | Ten largest customers
Summary Of Significant Accounting Policies
Concentration risk percentage		15.00%	13.00%	12.00%
Customer concentration risk | Accounts receivable | Ten largest customers | Pressure-sensitive Materials
Summary Of Significant Accounting Policies
Concentration risk percentage		14.00%	15.00%
Minimum
Summary Of Significant Accounting Policies
Software estimated useful lives		5 years
Minimum | Buildings and improvements
Summary Of Significant Accounting Policies
Property and equipment estimated useful lives		10 years
Minimum | Machinery and equipment
Summary Of Significant Accounting Policies
Property and equipment estimated useful lives		3 years
Maximum
Summary Of Significant Accounting Policies
Software estimated useful lives		10 years
Maximum | Customer concentration risk | Net sales
Summary Of Significant Accounting Policies
Concentration risk percentage		10.00%	10.00%
Maximum | Customer concentration risk | Accounts receivable
Summary Of Significant Accounting Policies
Concentration risk percentage		10.00%	10.00%
Maximum | Buildings and improvements
Summary Of Significant Accounting Policies
Property and equipment estimated useful lives		45 years
Maximum | Machinery and equipment
Summary Of Significant Accounting Policies
Property and equipment estimated useful lives		15 years